                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chesley, Taft & Associates, LLC
Address: 10 South LaSalle Street, Suite 3250
         Chicago, Illinois 60603

Form 13F File Number: 28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Faris F. Chesley
Title: Manager
Phone: 312/873-1260

Signature, Place, and Date of Signing:


/s/ Faris F. Chesley            Chicago, Illinois       July 21, 2006
--------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 125

Form 13F Information Table Value Total: 353570
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                           FORM 13F INFORMATION TABLE

FORM 13F

           30-Jun-06

                                                                                                   Voting Authority
                                Title                                                     ---------------------------------
                                 of                 Value    Shares/  Sh/  Put/  Invstmt   Other
Name of Issuer                  class    CUSIP    (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers   Sole   Shared   None
--------------                  -----  ---------  ---------  -------  ---  ----  -------  --------  ------  ------  ------
3M Company                      COM    88579y101      10694   132402  SH         Sole                45087           87315
AON Corp                        COM    037389103        127     3640  SH         Sole                 2340            1300
Abbott Labs                     COM    002824100       1197    27458  SH         Sole                19488            7970
Accenture, Ltd.                 COM    G1150G111       2202    77750  SH         Sole                70450            7300
Adobe Systems Inc.              COM    00724F101       2298    75705  SH         Sole                68180            7525
Advance Auto Parts, Inc.        COM    00751Y106       7733   267566  SH         Sole                64655          202911
Altera Corp                     COM    021441100        387    22078  SH         Sole                22078
Altria Group Inc.               COM    02209s103        461     6281  SH         Sole                 5981             300
American Express                COM    025816109        458     8600  SH         Sole                 8000             600
American International Group    COM    026874107       5051    85530  SH         Sole                 5820           79710
Amgen, Inc.                     COM    031162100       3701    56735  SH         Sole                49535            7200
Amphenol Corporation            COM    032095101       9156   163625  SH         Sole                56700          106925
Apache Corp                     COM    037411105        783    11475  SH         Sole                10525             950
Autodesk, Inc.                  COM    052769106       3332    96692  SH         Sole                86142           10550
BP PLC ADR United Kingdom       COM    055622104       5109    73394  SH         Sole                 8441           64953
Bank of America Corporation     COM    060505104       9778   203280  SH         Sole                44322          158958
Becton Dickinson & Company      COM    075887109        257     4200  SH         Sole                 4200
Bed Bath & Beyond, Inc.         COM    075896100       2627    79190  SH         Sole                67640           11550
CACI International, Inc.        COM    127190304       6702   114900  SH         Sole                34090           80810
Capital One Financial Corp      COM    14040H105        282     3300  SH         Sole                 2950             350
Caremark RX Inc                 COM    141705103      11508   230763  SH         Sole                64995          165768
Caterpillar Inc.                COM    149123101        238     3200  SH         Sole                 3200
ChevronTexaco Corp              COM    166764100       4052    65293  SH         Sole                40721           24572
Cisco Systems                   COM    17275R102       1825    93453  SH         Sole                74078           19375
Citigroup Inc.                  COM    172967101       1022    21177  SH         Sole                13360            7817
Coca-Cola Co                    COM    191216100        471    10945  SH         Sole                 9270            1675
Cognizant Technology Solutions  COM    192446102       5116    75935  SH         Sole                65535           10400

Cognos, Inc.                    COM    19244c109        851    29900  SH         Sole                25450            4450
Colgate Palmolive Company       COM    194162103        313     5230  SH         Sole                 5005             225
Consolidated Communications Ho  COM    209034107       1781   107100  SH         Sole                47700           59400
Consolidated-Tomoka Land Co.    COM    210226106        265     4809  SH         Sole                                 4809
Covance, Inc.                   COM    222816100       9372   153090  SH         Sole                39365          113725
Danaher Corp                    COM    235851102       6581   102310  SH         Sole                46485           55825
Devon Energy Corporation        COM    25179m103        424     7020  SH         Sole                 6720             300
Dow Chemical Corporation        COM    260543103        316     8100  SH         Sole                 3500            4600
EMC Corporation                 COM    268648102       4356   397100  SH         Sole                42750          354350
Ecolab Inc.                     COM    278865100       1722    42425  SH         Sole                33750            8675
Emerson Electric                COM    291011104        524     6250  SH         Sole                 3850            2400
Express Scripts Inc Cl A        COM    302182100       5531    77098  SH         Sole                67173            9925
Exxon Mobil Corp                COM    30231g102       8550   139360  SH         Sole                36604          102756
FedEx Corp                      COM    31428x106       8877    75960  SH         Sole                20555           55405
First Data Corp                 COM    319963104        206     4570  SH         Sole                 4570
Fiserv Inc.                     COM    337738108        278     6137  SH         Sole                 6137
Fisher Scientific Internationa  COM    338032204       9829   134550  SH         Sole                31475          103075
Fortune Brands                  COM    349631101       5992    84385  SH         Sole                14460           69925
Freddie Mac                     COM    313400301        324     5675  SH         Sole                 4675            1000
General Electric Co.            COM    369604103      10148   307893  SH         Sole               117600          190293
Goldman Sachs Group, Inc.       COM    38141G104       3579    23795  SH         Sole                21470            2325
Grainger WW Inc                 COM    384802104        414     5505  SH         Sole                 3555            1950
Harley Davidson Inc.            COM    412822108        873    15896  SH         Sole                11796            4100
Hess Corporation                COM    42809H107        300     5676  SH         Sole                 5676
Hewlett-Packard Company         COM    428236103       3942   124439  SH         Sole                 2364          122075
Hormel Foods Corp               COM    440452100        260     7000  SH         Sole                                 7000
Illinois Tool Works, Inc.       COM    452308109       3920    82532  SH         Sole                72982            9550
Intel Corporation               COM    458140100        414    21800  SH         Sole                15400            6400
International Business Machine  COM    459200101       1668    21710  SH         Sole                10882           10828
JPMorgan Chase & Co.            COM    46625h100       8086   192513  SH         Sole                30995          161518
Jacobs Engineering              COM    469814107       3517    44158  SH         Sole                41408            2750
Johnson & Johnson               COM    478160104       8079   134837  SH         Sole                49455           85382
Johnson Controls, Inc.          COM    478366107       4150    50473  SH         Sole                43073            7400
Kimberly Clark Corporation      COM    494368103        655    10620  SH         Sole                 6520            4100
L-3 Communications Holdings, I  COM    502424104        956    12680  SH         Sole                11830             850
Linear Technology Corp          COM    535678106        408    12180  SH         Sole                12180
Lowes Companies Inc.            COM    548661107       6204   102265  SH         Sole                21125           81140

Marvell Technology Group Ltd.   COM    G5876H105       2234    50405  SH         Sole                44395            6010
McDonalds Corporation           COM    580135101        293     8709  SH         Sole                 7803             906
Medtronic Inc.                  COM    585055106       3642    77619  SH         Sole                65949           11670
Merck                           COM    589331107        258     7075  SH         Sole                 7075
Microsoft Corporation           COM    594918104       2297    98594  SH         Sole                62704           35890
National Fuel Gas Co            COM    636180101        457    13000  SH         Sole                                13000
Northern Trust Company          COM    665859104       1067    19286  SH         Sole                 8636           10650
O.T. Mining Corporation         COM    671061109        100    30000  SH         Sole                                30000
Omnicom Group                   COM    681919106       4487    50365  SH         Sole                14590           35775
Paychex Inc.                    COM    704326107        740    18972  SH         Sole                16857            2115
Pepsico Inc.                    COM    713448108       2139    35631  SH         Sole                23631           12000
Pfizer, Inc                     COM    717081103       2852   121534  SH         Sole                72303           49231
PrivateBancorp, Inc.            COM    742962103        892    21550  SH         Sole                 9500           12050
Procter & Gamble Company        COM    742718109       8941   160814  SH         Sole                53249          107565
Qualcomm Inc.                   COM    747525103       1313    32775  SH         Sole                25950            6825
Quest Diagnostics, Inc.         COM    74834l100       5481    91475  SH         Sole                                91475
Royal Dutch Shell PLC ADR CL A  COM    780259206        517     7721  SH         Sole                 1421            6300
SLM Corp                        COM    78442P106       1452    27440  SH         Sole                24415            3025
SRA International, Inc.         COM    78464R105        383    14400  SH         Sole                 8400            6000
Sara Lee Corp                   COM    803111103        335    20911  SH         Sole                18711            2200
Schlumberger Ltd                COM    806857108        539     8276  SH         Sole                 6976            1300
Sprint Nextel Corporation       COM    852061100        280    13995  SH         Sole                 4125            9870
St. Jude Medical                COM    790849103       1371    42295  SH         Sole                37145            5150
Starbucks Corp                  COM    855244109       6817   180546  SH         Sole               164916           15630
State Street Corporation        COM    857477103        221     3800  SH         Sole                 3150             650
Stericycle Inc.                 COM    858912108       3923    60260  SH         Sole                53785            6475
Stryker Corporation             COM    863667101        340     8070  SH         Sole                 6920            1150
Suntrust Banks Inc              COM    867914103        286     3750  SH         Sole                  450            3300
Symantec Corp                   COM    871503108        654    42100  SH         Sole                36800            5300
Sysco Corp                      COM    871829107       4779   156395  SH         Sole               106305           50090
T Rowe & Associates             COM    74144T108       1397    36940  SH         Sole                31540            5400
Target Corporation              COM    87612e106       1403    28707  SH         Sole                22925            5782
Teva Pharmaceutical Industries  COM    881624209       1270    40200  SH         Sole                31325            8875
Texas Instruments Inc.          COM    882508104       8255   272535  SH         Sole                92530          180005
The PMI Group, Inc.             COM    69344M101       3277    73500  SH         Sole                 1500           72000
Transocean Sedco Forex Inc.     COM    G90078109        805    10020  SH         Sole                  380            9640
UTi Worldwide, Inc.             COM    G87210103       2275    90170  SH         Sole                78520           11650

United Technologies Corp        COM    913017109        299     4710  SH         Sole                 3310            1400
UnitedHealth Group, Inc.        COM    91324p102        926    20675  SH         Sole                16675            4000
Videorec Technologies-Private   COM    926990656          0    18438  SH         Sole                                18438
Wachovia Corp                   COM    929903102        687    12700  SH         Sole                 8400            4300
Wal Mart Stores, Inc.           COM    931142103        703    14590  SH         Sole                10575            4015
Walgreen Co                     COM    931422109      13402   298889  SH         Sole                86866          212023
Wells Fargo & Co.-New           COM    949746101      12513   186539  SH         Sole                71399          115140
William Wrigley Jr Co           COM    982526105       1660    36606  SH         Sole                27244            9362
Williams Companies              COM    969457100        234    10000  SH         Sole                                10000
Wm. Wrigley Jr. Co Class B      COM    982526204        405     8943  SH         Sole                 6666            2277
Zimmer Holdings, Inc.           COM    98956P102       1076    18975  SH         Sole                11850            7125
Japan Equity Fund               ETF    471057109         82    10000  SH         Sole                                10000
Oil Services HOLDRs Trust       ETF    678002106       1957    13100  SH         Sole                  400           12700
SPDR Trust, Series 1            ETF    78462f103        996     7830  SH         Sole                 3930            3900
iShares Lehman US Treasury INF  ETF    464287176       1378    13835  SH         Sole                 3585           10250
iShares MSCI Emerging Mkt       ETF    464287234       2552    27173  SH         Sole                 7908           19265
iShares MSCI Japan Index Fund   ETF    464286848        280    20500  SH         Sole                 4000           16500
iShares Russell Midcap Index F  ETF    464287499        224     2437  SH         Sole                 2437
iShares S&P Smallcap 600 Index  ETF    464287804       1618    26060  SH         Sole                19085            6975
iShares Tr Lehman 1-3 Year      ETF    464287457        253     3175  SH         Sole                 2125            1050
iShares Trust MSCI EAFE Index   ETF    464287465       8476   129627  SH         Sole                70470           59157
iShares Trust S&P MidCap 400 I  ETF    464287507       2555    33441  SH         Sole                29575            3866
Barclays Bank PLC Pfd.          PFD    06739f390       1790    71500  SH         Sole                45000           26500
Royal Bk Scotland Group Plc 6.  PFD    780097796       1500    62400  SH         Sole                 6000           56400
REPORT SUMMARY                    125 DATA RECORDS 353570               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED